Taxes - Schedule of Taxes Payable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 5,843	$ 2,924
Other taxes payable	190,580	56,607
Total taxes payable	$ 196,423	$ 59,531